Derivatives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities	$ 555,000	$ 555,000
Foreign currency amount	$ 6,000	$ 6,000